Taxation - Reconciliation of Accounting and Taxable Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations	€ 878,629	€ 817,103	€ 725,842
Tax at 25%	219,657	204,276	181,461
Permanent differences	(7,181)	6,104	(2,000)
Effect of different tax rates	(30,686)	(22,564)	(29,543)
Tax credits (deductions)	(14,980)	(12,702)	(18,226)
Prior year income tax expense	517	(3,722)	381
Other income tax expenses/(income)	2,312	(2,933)	(637)
Total income tax expense	€ 169,639	€ 168,459	€ 131,436
United States
Taxation
Tax rate of the companies domiciled in the U.S.A (as a percent)	22.00%
Spain
Reconciliation of accounting and taxable income
Tax rate (as a percent)	25.00%